Note 12 - Debt	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
12
- Debt

On
March
2,
2016,
we amended our revolving debt facility with a new senior secured credit facility. The credit facility consists of a
$150.0
million revolving operating credit facility to be available for general corporate purposes including the financing of ongoing working capital needs and acquisitions. The credit facility also provides for an additional
$7.5
million available to support foreign exchange and interest rate hedging. The credit facility has a five
-year maturity with no fixed repayment dates prior to the end of the five
-year term. Borrowings under the facility are secured by a
first
charge over substantially all of Descartes’ assets. Depending on the type of advance, interest rates under the revolving operating credit facility are based on the Canada or US prime rate, Bankers’ Acceptance (BA) or London Interbank Offered Rate (LIBOR) plus an additional
0
to
200
basis points based on the ratio of net debt to adjusted earnings before interest, taxes, depreciation and amortization, as defined in the credit agreement. A standby fee of between
20
to
28
basis points will be charged on all undrawn amounts. The credit facility contains certain customary representations, warranties and guarantees, and covenants. As at
January
31,
2017,
$150.0
million of the revolving operating credit facility remains available for use.
No
amounts have been drawn on the facility available to support foreign exchange and interest rate hedging. We are in compliance with the covenants of the credit facility as at
January
31,
2017.

As at
January
31,
2017,
we have outstanding letters of credit of approximately
$0.3
million primarily related to our leased premises
($0.3
million as at
January
31,
2016)
which are not related to our credit facility.